FINANCIAL RESULTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RESULTS, NET
Schedule of financial results, net

	Years ended December 31,
	2021	2020	2019

	Profit (loss)
Interests on financial debt (*)	(15,941)	(21,687)	(22,080)
Foreign currency exchange effect on financial debts (**)	46,793	(10,395)	(12,149)
Financial debt renegotiation results	(2,152)	(5,198)	—
Total Debt financial expenses	28,700	(37,280)	(34,229)
Gains (losses) on operations with notes and bonds (***)	1,420	1,411	(5,353)
Other exchange differences	6,947	7,452	14,998
Other interests, net and other investments results	(1,638)	(1,097)	3,175
Other taxes and bank expenses	(4,278)	(4,121)	(4,468)
Financial expenses on pension benefits	(225)	(356)	(275)
Financial discounts on assets, debts and others	(2,440)	(1,090)	(408)
RECPAM	17,163	8,450	15,615
Total other financial results, net	16,949	10,649	23,284
Total financial results, net	45,649	(26,631)	(10,945)

(*)   Includes ($378), ($443) and $124 corresponding to net (loss) gains generated by DFI in the years ended December 31, 2021, 2020 and 2019, respectively.

(**)  Includes ($1,831), ( $2,299) and $1,467 corresponding to net (loss) gains generated by DFI in the years ended December 31, 2021, 2020 and 2019, respectively.

(***) Includes $110 and $1,005 corresponding to the result related to the decrease in financial assets at amortized cost in the year ended December 31, 2021 and 2020.